Company Information - Warrant agreement with the European Investment Bank (Details) € / shares in Units, € in Thousands						12 Months Ended
	Jan. 18, 2024 EUR (€) shares	Dec. 08, 2022 EUR (€)	Nov. 28, 2022 EUR (€) € / shares shares	Jul. 01, 2022 EUR (€) € / shares shares	May 16, 2022 EUR (€) tranche	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 28, 2024 shares
Company Information
Total amount of loan	€ 25,000
Proceeds from exercise of warrants						€ 2	€ 0	€ 49
Proceeds from borrowings, classified as financing activities							30,209
Finance contract with EIB
Company Information
Total amount of loan					€ 50,000
Number of equal tranches | tranche					2
Notional amount per tranche					€ 25,000
Finance contract with EIB | Drawdown of borrowings
Company Information
Proceeds from borrowings, classified as financing activities	25,000
Finance contract with EIB, first tranche (Tranche A)
Company Information
Proceeds from borrowings, classified as financing activities		€ 25,000
Aggregate amount to be received under the conditions precedent to the EIB Financing					€ 18,000
Interest rate		8.00%			8.00%
Maturity term		4 years			4 years
Finance contract with EIB, first tranche (Tranche A) | Drawdown of borrowings
Company Information
Aggregate amount to be received under the conditions precedent to the EIB Financing	€ 18,000
Finance contract with EIB, second tranche (Tranche B)
Company Information
Total amount of loan							€ 25,000
Aggregate amount to be received under the conditions precedent to the EIB Financing					€ 70,000
Minimum upfront payments for out-licensing, partnership or royalty transaction					€ 10,000
Interest rate					7.00%
Maturity term					3 years
Finance contract with EIB, second tranche (Tranche B) | Drawdown of borrowings
Company Information
Number of warrants issued | shares	3,144,654
Proceeds from borrowings, classified as financing activities	€ 25,000
Aggregate amount to be received under the conditions precedent to the EIB Financing	70,000
Minimum upfront payments for out-licensing, partnership or royalty transaction	€ 10,000
Interest rate	7.00%
Maturity term	3 years
Warrant agreement with the European Investment Bank
Company Information
Number of warrants issued | shares			2,266,023			2,266,023
Subscription price per warrant | € / shares				€ 0.01
Number of shares per warrant | shares				1
Term over which volume weighted average price per share to determine number of warrants to be issued				180 days
Maturity term of warrants				12 years
Percentage of company's share capital outstanding, issued as warrants			5.40%			5.20%
Exercise price of warrant | € / shares			€ 4.0152
Transaction costs on issue of warrants			€ 56
Warrant agreement with the European Investment Bank | All warrants are exercised
Company Information
Proceeds from exercise of warrants			€ 9,100
Warrant agreement with the European Investment Bank | Finance contract with EIB
Company Information
Total amount of loan				€ 50,000
Warrant agreement with the European Investment Bank | Finance contract with EIB, first tranche (Tranche A) | Warrants disclosure after end of reporting period
Company Information
Number of shares per warrant | shares									1.27